Fair Value Measurements - Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities (Parenthetical) (Detail)	11 Months Ended
Dec. 31, 2020
US Treasury Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-To-Maturity	Jan. 28, 2021